Discontinued operations - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Gross proceeds	$ 375,000
Gain on sale		$ 24,792